ALPS SERIES TRUST

1290 Broadway, Suite 1000

Denver, CO 80203

September 10, 2025

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (the “Trust”) (File Nos. 333-183945 and 811-22747),
Post-Effective Amendment No. 117

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 117 to the Fund’s 1933 Act Registration Statement on Form N-1A and Amendment No. 118 to its 1940 Act Registration Statement. PEA 117 is being filed to add the Fundsmith Equity ETF as a new series of the Trust.

The SEC Staff is requested to address any comments on this filing to Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-7381.

Sincerely,

/s/ Camilla Nwokonko
Camilla Nwokonko
Secretary

Attachments

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP